Equity Earnings (Loss) of Joint Ventures (Details 2) - Equity Method Investee - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
VAST LLC
Schedule Of Equity Method Investments [Line Items]
Sales to Joint Venture	$ 3,151	$ 1,966	$ 304
Purchases from VAST LLC	183	245	149
Expenses charged to VAST LLC	984	843	1,034
Expenses charged from VAST LLC	886	1,134	1,526
Accounts receivable from joint venture entity	53
Long-term loan receivable from VAST LLC		300
Accounts payable to VAST LLC	87
SAL LLC
Schedule Of Equity Method Investments [Line Items]
Sales to Joint Venture	$ 98	$ 234	$ 363